Note 10 - Share-based Payments (Details Textual)		3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2018	Sep. 30, 2019 CAD ($) $ / shares	Sep. 30, 2018 CAD ($) $ / shares	Sep. 30, 2017 CAD ($) $ / shares	Dec. 31, 2017 shares
Statement Line Items [Line Items]
Option life, share options granted			3	3	3
Weighted average remaining contractual life of outstanding share options		2 years 281 days	1 year 281 days	2 years 186 days		2 years 281 days
Share-based payment arrangements, option vesting percentage			25.00%
Share-based payment arrangements, option vesting period			270 days
Share-based payment arrangements, option vesting period, required period before vesting begins			90 days
Risk free interest rate, share options granted			2.19%	1.39%	0.85%
Expected dividend, share options granted | $
Expected volatility, share options granted			105.00%	97.00%	48.00%
Forfeiture rate, share options granted			0.00%
Weighted average share price, share options granted | $ / shares			$ 0.31
Exercise price, share options granted | $ / shares			$ 0.13
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted | $			$ 0.0519	$ 0.12	$ 0.0762
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options | $ / shares			$ 0.23	$ 0.23	$ 0.24
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options | $ / shares			$ 0.07	$ 0.20	$ 0.13
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	7,105,838					7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares	5.00%					5.00%
Weighted average remaining contractual life of outstanding share options			1 year 281 days	1 year 354 days	1 year 109 days
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10
Stock options vested immediately [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares						1,995,000
Stock options will vest upon achievements of non-market conditions [member]
Statement Line Items [Line Items]
Share-based payment arrangement, Options, Vested, Number of Shares | shares						185,000
Stock options that will vest quarterly over 3 years [member]
Statement Line Items [Line Items]
Share-based payment arrangements, option vesting period						3 years
Share-based payment arrangements, option vesting period, required period before vesting begins						90 days
Share-based payment arrangement, Options, Vested, Number of Shares | shares						1,832,000